FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
FAIR VALUE MEASUREMENTS	14. FAIR VALUE MEASUREMENTSThe Company’s financial instruments measured at fair value on a recurring basis are summarized below:June 30, 2023(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $290,580 $— $290,580 Derivative assets, at fair value (1)— 1,993 271 2,264 Bifurcated derivative— — 237,667 237,667 Total Assets $— $292,573 $237,939 $530,512 Derivative liabilities, at fair value (1)$— $— $785 $785 Convertible preferred stock warrants (2)— — 2,830 2,830 Total Liabilities $— $— $3,615 $3,615 December 31, 2022(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $248,826 $— $248,826 Derivative assets, at fair value (1)— 2,732 316 3,048 Bifurcated derivative— — 236,603 236,603 Total Assets $— $251,558 $236,919 $488,477 Derivative liabilities, at fair value (1)$— $— $1,828 $1,828 Convertible preferred stock warrants (2)— — 3,096 3,096 Total Liabilities $— $— $4,924 $4,924 __________________(1)As of June 30, 2023 and December 31, 2022, derivative assets and liabilities represent both IRLCs and forward sale commitments.(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.Specific valuation techniques and inputs used in determining the fair value of each significant class of assets and liabilities are as follows:Mortgage Loans Held for Sale—The Company originates certain LHFS to be sold to loan purchasers and elected to carry these loans at fair value in accordance with ASC 825. The fair value is primarily based on the price obtained for other mortgage loans with similar characteristics. The changes in fair value of these assets are largely driven by changes in interest rates subsequent to loan funding and receipt of principal payments associated with the relevant LHFS.Derivative Assets and Liabilities—The Company uses derivatives to manage various financial risks. The fair values of derivative instruments are determined based on quoted prices for similar assets and liabilities, dealer quotes, and internal pricing models that are primarily sensitive to market observable data. The Company utilizes IRLCs and forward sale commitments. The fair value of IRLCs, which are related to mortgage loan commitments, is based on quoted market prices, adjusted by the pull-through factor, and includes the value attributable to the net servicing fee. The Company evaluated the significance and unobservable nature of the pull-through factor and determined that the classification of IRLCs should be Level 3 as of June 30, 2023 and December 31, 2022. Significant changes in the pull-through factor of the IRLCs, in isolation, could result in significant changes in the IRLCs’ fair value measurement. The value of IRLCs also rises and falls with changes in interest rates; for example, entering into interest rate lock commitments at low interest rates followed by an increase in interest rates in the market, will decrease the value of IRLC. The Company had purchases/issuances of approximately $0.7 million and $1.7 million of IRLCs during the six months ended June 30, 2023 and 2022, respectively. The number of days from the date of the IRLC to expiration of the rate lock commitment outstanding as of June 30, 2023 was approximately 60 days on average. The Company attempts to match the maturity date of the IRLCs with the forward commitments. Derivatives are presented in the condensed consolidated balance sheets under derivative assets, at fair value and derivative liabilities, at fair value. During the six months ended June 30, 2023, the Company recognized $1.0 million and $3.4 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. During the six months ended June 30, 2022, the Company recognized $7.4 million of losses and $162.4 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. Gains and losses related to changes in the fair value of IRLCs and forward sale commitments are included in mortgage platform revenue, net within the condensed consolidated statements of operations and comprehensive loss. Unrealized activity related to changes in the fair value of forward sale commitments were $0.7 million of losses and $0.9 million of gains, included in the $3.4 million of gains and $162.4 million of gains, during the six months ended June 30, 2023 and 2022, respectively. The notional and fair value of derivative financial instruments not designated as hedging instruments were as follows:(Amounts in thousands)Notional ValueDerivative AssetDerivative LiabilityBalance as of June 30, 2023IRLCs$239,575 $271 $785 Forward commitments$356,000 1,993 — Total$2,264 $785 Balance as of December 31, 2022IRLCs$225,372 $316 $1,828 Forward commitments$422,000 2,732 — Total$3,048 $1,828 Convertible Preferred Stock Warrants—The Company issued warrants to certain investors and to the Lender under its corporate line of credit (see Note 9). The Company obtains a fair value analysis from a third party to assist in determination of the fair value of warrants. The Company used the Black-Scholes option-pricing model to estimate the fair value of the warrants at the issuance date and as of June 30, 2023 and December 31, 2022, which is based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Significant changes in the unobservable inputs could result in significant changes in the fair value of the convertible preferred stock warrants. The warrant valuation was based on the intrinsic value of the Company’s underlying stock price and includes certain assumptions such as risk free rate, volatility rate, and expected term. Bifurcated Derivative—The Company’s Pre-Closing Bridge Notes included embedded features that are separately accounted for and are marked to fair value at each reporting period with changes included in change in fair value of bifurcated derivative on the consolidated statements of operations and comprehensive loss. The Company obtains a fair value analysis from a third party to assist in determination of the fair value of the bifurcated derivative. In estimating the fair value of the bifurcated derivative, management considers factors management believes are material to the valuation process, including, but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As there is no active market for the Company’s equity, the fair value of the bifurcated derivative is based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Management believes the combination of these factors provides an appropriate estimate of the expected fair value and reflects the best estimate of the fair value of the bifurcated derivative.As of June 30, 2023 and December 31, 2022, Level 3 instruments include IRLCs, bifurcated derivative and convertible preferred stock warrants. The following table presents the rollforward of Level 3 IRLCs:Six Months Ended June 30,(Amounts in thousands)20232022Balance at beginning of period $(1,513)$7,568 Change in fair value of IRLCs999 (7,371)Balance at end of period $(514)$197 The following table presents the rollforward of Level 3 bifurcated derivative:Six Months Ended June 30,(Amounts in thousands)20232022Balance at beginning of period $236,603 $— Change in fair value of bifurcated derivative1,064 277,777 Balance at end of period $237,667 $277,777 The following table presents the rollforward of Level 3 convertible preferred stock warrants:Six Months Ended June 30,(Amounts in thousands)20232022Balance at beginning of period $3,096 $31,997 Exercises— — Change in fair value of convertible preferred stock warrants(266)(20,411)Balance at end of period $2,830 $11,586 Counterparty agreements for forward sale commitments contain master netting agreements, which contain a legal right to offset amounts due to and from the same counterparty and can be settled on a net basis. The table below presents gross amounts of recognized assets and liabilities subject to master netting agreements.(Amounts in thousands)Gross Amount of Recognized AssetsGross Amount of Recognized LiabilitiesNet Amounts Presented in the Condensed Consolidated Balance SheetOffsetting of Forward Commitments - AssetsBalance as of:June 30, 2023:$2,077 $(84)$1,993 December 31, 2022$3,263 $(531)$2,732 Offsetting of Forward Commitments - LiabilitiesBalance as of:June 30, 2023:$— $— $— December 31, 2022$— $— $— Significant Unobservable Inputs—The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:June 30, 2023(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor5.44% -98.74%86.5 %Bifurcated derivativeRisk free rate5.36%5.4 %Expected term (years)0.25 0.25 Fair value of new preferred or common stock$4.94 - $12.54$5.67 Convertible preferred stock warrantsRisk free rate4.07% - 4.31%4.2 %Volatility rate36.9% - 74.6%65.0 %Expected term (years)3.74 - 5.244.4 Fair value of common stock $0.00 - $4.12$1.73 December 31, 2022(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor14.66% -96.57%79.6 %Bifurcated derivativeRisk free rate4.69%4.69 %Expected term (years)0.75 0.75 Fair value of new preferred or common stock$10.63 - $19.05$9.77 Convertible preferred stock warrantsRisk free rate3.94% - 4.04%4.00 %Volatility rate40.4% - 123.8%65.0 %Expected term (years)4.24- 5.744.8 Fair value of common stock$0.00 - $6.60$1.60 U.S. GAAP requires disclosure of fair value information about financial instruments, whether recognized or not recognized in the condensed consolidated financial statements, for which it is practical to estimate the fair value. In cases where quoted market prices are not available, fair values are based upon the estimation of discount rates to estimated future cash flows using market yields or other valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimates of fair value in both inactive and orderly markets. Accordingly, fair values are not necessarily indicative of the amount the Company could realize on disposition of the financial instruments in a current market exchange. The use of market assumptions or estimation methodologies could have a material effect on the estimated fair value amounts.The estimated fair value of the Company’s cash and cash equivalents, restricted cash, warehouse lines of credit, and escrow funds and customer deposits approximates their carrying values as these financial instruments are highly liquid or short-term in nature. The following table presents the carrying amounts and estimated fair value of financial instruments that are not recorded at fair value on a recurring or non-recurring basis:June 30, 2023December 31, 2022(Amounts in thousands)Fair Value LevelCarrying AmountFair ValueCarrying AmountFair ValueShort-term investmentsLevel 1$32,884 $31,621 $— $— Loans held for investmentLevel 3$5,381 $5,882 $— $— Loan commitment assetLevel 3$16,119 $97,014 $16,119 $54,654 Pre-Closing Bridge NotesLevel 3$750,000 $189,215 $750,000 $269,067 Corporate line of creditLevel 3$118,584 $122,725 $144,403 $145,323 The corporate line of credit was valued using a Black Derman Toy model which incorporates the option to prepay given the make-whole premium as well as other inputs such as risk-free rates and credit spreads. In determining the fair value of the loan commitment asset and the Pre-Closing Bridge Notes, management uses factors that are material to the valuation process, including but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As a number of assumptions and estimates were involved that are largely unobservable, loans held for investment, loan commitment asset and Pre-Closing Bridge Notes are classified as Level 3 inputs within the fair value hierarchy.16. FAIR VALUE MEASUREMENTSThe Company’s financial instruments measured at fair value on a recurring basis are summarized below:December 31, 2022(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $248,826 $— $248,826 Derivative assets, at fair value (1)— 2,732 316 3,048 Bifurcated derivative— — 236,603 236,603 Total Assets $— $251,558 $236,919 $488,478 Derivative liabilities, at fair value (1)$— $— $1,828 $1,828 Convertible preferred stock warrants (2)— — 3,096 3,096 Total Liabilities $— $— $4,924 $4,924 December 31, 2021(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $1,854,435 $— $1,854,435 Derivative assets, at fair value (1)— 812 8,484 9,296 Bifurcated derivative— — — — Total Assets $— $1,855,247 $8,484 $1,863,731 Derivative liabilities, at fair value (1)$— $1,466 $916 $2,382 Convertible preferred stock warrants (2)— — 31,997 31,997 Total Liabilities $— $1,466 $32,913 $34,379 __________________(1)As of December 31, 2022 and 2021, derivative assets and liabilities represent both IRLCs and forward sale commitments.(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.Specific valuation techniques and inputs used in determining the fair value of each significant class of assets and liabilities are as follows:Mortgage Loans Held for Sale—The Company originates certain LHFS to be sold to loan purchasers and elected to carry these loans at fair value in accordance with ASC 825. The fair value is primarily based on the price obtained for other mortgage loans with similar characteristics. The changes in fair value of these assets are largely driven by changes in interest rates subsequent to loan funding and receipt of principal payments associated with the relevant LHFS.Derivative Assets and Liabilities—The Company uses derivatives to manage various financial risks. The fair values of derivative instruments are determined based on quoted prices for similar assets and liabilities, dealer quotes, and internal pricing models that are primarily sensitive to market observable data. The Company utilizes IRLCs and forward sale commitments. The fair value of IRLCs, which are related to mortgage loan commitments, is based on quoted market prices, adjusted by the pull-through factor, and includes the value attributable to the net servicing fee. The Company evaluated the significance and unobservable nature of the pull-through factor and determined that the classification of IRLCs should be Level 3 as of December 31, 2022 and 2021. Significant changes in the pull-through factor of the IRLCs, in isolation, could result in significant changes in the IRLCs’ fair value measurement. The value of IRLCs also rises and falls with changes in interest rates; for example, entering into interest rate lock commitments at low interest rates followed by an increase in interest rates in the market, will decrease the value of IRLC. The Company had purchases/issuances of approximately $4.3 million and $50.7 million of IRLCs during the years ended December 31, 2022 and 2021, respectively. The number of days from the date of the IRLC to expiration of the rate lock commitment outstanding as of December 31, 2022 and 2021 was approximately 60 days on average. The Company attempts to match the maturity date of the IRLCs with the forward commitments. Derivatives are presented in the consolidated balance sheets under derivative assets, at fair value and derivative liabilities, at fair value. During the year ended December 31, 2022, the Company recognized $9.1 million of losses and $187.3 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. During the year ended December 31, 2021, the Company recognized $32.4 million of losses and $95.4 million of gains related to changes in the fair value of IRLCs and forward sale commitments, respectively. Gains and losses related to changes in the fair value of IRLCs and forward sale commitments are included in mortgage platform revenue, net within the consolidated statements of operations and comprehensive loss. Unrealized activity related to changes in the fair value of forward sale commitments were $3.4 million of gains and $24.7 million of gains, included in the $187.3 million of gains and $95.4 million of gains, during the years ended December 31, 2022 and 2021, respectively. The notional and fair value of derivative financial instruments not designated as hedging instruments were as follows:(Amounts in thousands)Notional ValueDerivative AssetDerivative Liability Balance as of December 31, 2022IRLCs$225,372 $316 $1,828 Forward commitments$422,000 2,732 — Total$3,048 $1,828 Balance as of December 31, 2021IRLCs$2,560,577 $8,484 $916 Forward commitments$2,818,700 812 1,466 Total$9,296 $2,382 Convertible Preferred Stock Warrants—The Company issued warrants to certain investors and to the Lender under its corporate line of credit (see Note 11). The Company obtains a fair value analysis from a third party to assist in determination of the fair value of warrants. The Company used the Black-Scholes option-pricing model to estimate the fair value of the warrants at the issuance date and as of December 31, 2022 and 2021, which is based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Significant changes in the unobservable inputs could result in significant changes in the fair value of the convertible preferred stock warrants. The warrant valuation was based on the intrinsic value of the Company’s underlying stock price and includes certain assumptions such as risk free rate, volatility rate, and expected term. Bifurcated Derivative—The Company’s Pre-Closing Bridge Notes included embedded features that are separately accounted for and are marked to fair value at each reporting period with changes included in change in fair value of bifurcated derivative on the consolidated statements of operations and comprehensive loss. The Company obtains a fair value analysis from a third party to assist in determination of the fair value of the bifurcated derivative. In estimating the fair value of the bifurcated derivative, management considers factors management believes are material to the valuation process, including, but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As there is no active market for the Company’s equity, the fair value of the bifurcated derivative is based on significant inputs not observable in the market representing a Level 3 measurement within the fair value hierarchy. Management believes the combination of these factors provides an appropriate estimate of the expected fair value and reflects the best estimate of the fair value of the bifurcated derivative.As of December 31, 2022 and 2021, Level 3 instruments include IRLCs, bifurcated derivative, and convertible preferred stock warrants. The following table presents the rollforward of Level 3 IRLCs:Year Ended December 31,(Amounts in thousands)20222021Balance at beginning of year $7,568 $39,972 Change in fair value of IRLCs(9,081)(32,404)Balance at end of year $(1,513)$7,568 The following table presents the rollforward of Level 3 bifurcated derivative:Year Ended December 31,(Amounts in thousands)20222021Balance at beginning of year $— $— Change in fair value of bifurcated derivative236,603 — Balance at end of year $236,603 $— The following table presents the rollforward of Level 3 convertible preferred stock warrants:Year Ended December 31,(Amounts in thousands)20222021Balance at beginning of year $31,997 $25,799 Issuances— — Exercises— (26,592)Change in fair value of convertible preferred stock warrants(28,901)32,790 Balance at end of year $3,096 $31,997 Counterparty agreements for forward sale commitments contain master netting agreements, which contain a legal right to offset amounts due to and from the same counterparty and can be settled on a net basis. The table below presents gross amounts of recognized assets and liabilities subject to master netting agreements.(Amounts in thousands)Gross Amount of Recognized AssetsGross Amount of Recognized LiabilitiesNet Amounts Presented in the Consolidated Balance SheetOffsetting of Forward Commitments - AssetsBalance as of:December 31, 2022: $3,263 $(531)$2,732 December 31, 2021 $2,598 $(1,786)$812 Offsetting of Forward Commitments - LiabilitiesBalance as of:December 31, 2022: $— $— $— December 31, 2021 $282 $(1,748)$(1,466)Significant Unobservable Inputs—The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:December 31, 2022(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor14.66% -96.57%79.6 %Bifurcated derivativeRisk free rate4.69%4.69 %Expected term (years)0.75%0.75 %Fair value of new preferred or common stock$10.63 - $19.05$9.77 Convertible preferred stock warrantsRisk free rate3.94%- 4.04%4.00 %Volatility rate40.4% - 123.8%65.0 %Expected term (years)4.24- 5.744.8 Fair value of common stock$0.00 - $6.60$1.60 December 31, 2021(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor5.01% - 99.43%83.5 %Convertible preferred stock warrantsRisk free rate0.19% - 0.73%0.27 %Volatility rate32.8% - 120.3%65.0 %Expected term (years)0.5 - 2.00.7 Fair value of common stock$6.80 - $29.42$14.91 U.S. GAAP requires disclosure of fair value information about financial instruments, whether recognized or not recognized in the consolidated financial statements, for which it is practical to estimate the fair value. In cases where quoted market prices are not available, fair values are based upon the estimation of discount rates to estimated future cash flows using market yields or other valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimates of fair value in both inactive and orderly markets. Accordingly, fair values are not necessarily indicative of the amount the Company could realize on disposition of the financial instruments in a current market exchange. The use of market assumptions or estimation methodologies could have a material effect on the estimated fair value amounts.The estimated fair value of the Company’s cash and cash equivalents, restricted cash, warehouse lines of credit, and escrow funds approximates their carrying values as these financial instruments are highly liquid or short-term in nature. The following table presents the carrying amounts and estimated fair value of financial instruments that are not recorded at fair value on a recurring or non-recurring basis:As of December 31,20222021(Amounts in thousands)Fair Value LevelCarrying AmountFair ValueCarrying AmountFair ValueLoan commitment assetLevel 3$16,119 $54,654 $121,723 $121,723 Pre-Closing Bridge NotesLevel 3$750,000 $269,067 $477,333 $458,122 Corporate line of creditLevel 3$144,403 $145,323 $149,022 $161,417 The corporate line of credit was valued using a Black Derman Toy model which incorporates the option to prepay given the make-whole premium as well as other inputs such as risk-free rates and credit spreads. In determining the fair value of the loan commitment asset and the Pre-Closing Bridge Notes, management uses factors that are material to the valuation process, including but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. As a number of assumptions and estimates were involved that are largely unobservable, loan commitment asset and Pre-Closing Bridge Notes are classified as Level 3 inputs within the fair value hierarchy.
Aurora Acquisition Corp
Fair Value, Option, Quantitative Disclosures [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTSThe Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.Level 3: Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.On or around February 24, 2023, the Company liquidated its funds in the Trust Account and moved them to a cash and cash equivalent account that will likely receive minimal, if any, interest. Prior to this date and as of December 31, 2022, all assets in the Trust Account were money market funds which were invested primarily in U.S. Treasury Securities. At June 30, 2023, investments held in the Trust Account comprised of $21,317,257 in cash and cash equivalents.The Company utilizes a Modified Black Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities are determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. The Company had no transfers out of Level 3 for the three and six months ended June 30, 2023 and June 30, 2022. The fair value of the Public Warrants issued in connection with the Initial Public Offering are measured based on the listed market price of such warrants, a Level 1 measurement.The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 by level within the fair value hierarchy:Quoted Prices inSignificant OtherSignificant OtherActive MarketsObservable InputsUnobservable(Level 1)(Level 2)Inputs (Level 3)Assets:Investments held in Trust Account – cash and cash equivalents$21,317,257 $— $— Liabilities: Derivative public warrant liabilities153,699 — — Derivative private warrant liabilities— — 326,902 Total Fair Value$21,470,956 $— $326,902 The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:Quoted Prices inSignificant OtherSignificant OtherActive MarketsObservable InputsUnobservable(Level 1)(Level 2)Inputs (Level 3)Assets:Investments held in Trust Account – money market funds$282,284,619 $— $— Liabilities: Derivative public warrant liabilities91,126 — — Derivative private warrant liabilities— — 381,386 Total Fair Value$282,375,745 $— $381,386 The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):At March 8, 2021 (InitialMeasurement) As of December 31, 2022As of June 30,2023Stock price10.02 10.09 10.45 Strike price11.50 11.50 11.50 Probability of completing a Business Combination90.00%40.00%60.00 %Remaining term (in years)5.52.891.13Volatility15.00%3.00%5.00 %Risk-free rate0.96%4.20%5.26 %Fair value of warrants0.86 0.07 0.06 The following tables provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:As of June 30, 2023Level 1Level 3Warrant LiabilitiesFair value as of December 31, 202291,126 381,386 472,512 Change in valuation inputs or other assumptions261,227 — 261,227 Fair value as of March 31, 2023352,353 381,386 733,739 Change in valuation inputs or other assumptions(198,654)(54,484)(253,138)Fair value as of June 30, 2023153,699 326,902 480,601 As of June 30, 2022Level 1Level 3Warrant LiabilitiesFair value as of December 31, 20214,677,805 8,662,912 13,340,717 Change in valuation inputs or other assumptions(2,187,034)108,967 (2,078,067)Fair value as of March 31, 20222,490,771 8,771,879 11,262,650 Change in valuation inputs or other assumptions(1,579,513)(2,233,833)(3,813,346)Fair value as of June 30, 2022911,258 6,538,046 7,449,304 FAIR VALUE MEASUREMENTSThe Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.Level 3: Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.At December 31, 2022, investments held in the Trust Account were comprised of $282,284,619 in money market funds which are invested primarily in U.S. Treasury Securities. As of December 31, 2022, the Company did not withdraw any interest income from the Trust Account.The Company utilizes a Modified Black Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities are determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement for the years ended December 31, 2022 and 2021, and the Company had no transfers out of Level 3 for the years ended December 31, 2022 and 2021.The fair value of the Public Warrants issued in connection with the Initial Public Offering are measured based on the listed market price of such warrants, a Level 1 measurement.The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:Quoted Prices inActive Markets(Level 1)Significant OtherObservable Inputs(Level 2)Significant OtherUnobservable Inputs (Level 3)Assets:Investments held in Trust Account – money market funds$282,284,619 $— $— Liabilities: Derivative public warrant liabilities91,126 — — Derivative private warrant liabilities— — 381,386 Total Fair Value$282,375,745 $— $381,386 The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):At March 8, 2021 (Initial Measurement) As of December 31, 2021As of December 31, 2022Stock price10.02 9.90 10.09 Strike price11.50 11.50 11.50 Probability of completing a Business Combination90.00%100.00%40.00 %Remaining term (in years)5.50 5.00 2.89 Volatility15.00%22.00%3.00 %Risk-free rate0.96%1.26%4.20 %Fair value of warrants0.86 1.59 0.07 ___________________(1)The expected term of the Private Placement Warrants has been adjusted to 2.89 as of December 31, 2022 due to multiple factors, including an expected additional 3-6 months duration of the Private Placement Warrants as a result of the extension of the date by which the Company has to consummate a business combination from March 8, 2023 to September 30, 2023. Additionally, weighted probability factors contribute to the decrease in term from the remaining 5 years per the previous date valued at December 31, 2021.The following table provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:Level 3Level 1Warrant LiabilitiesFair value as of December 31, 2020$— $— $— Initial measurement at March 8, 20219,152,167 4,730,000 13,882,167 Initial measurement of over-allotment warrants545,935 488,811 1,034,746 Change in valuation inputs or other assumptions(1,035,190)(541,006)(1,576,196)Fair value as of December 31, 20218,662,912 4,677,805 13,340,717 Change in valuation inputs or other assumptions(8,281,526)(4,586,679)(12,868,205)Fair value as of December 31, 2022$381,386 $91,126 $472,512